Derivative Instruments and Hedging Activity (Details 3) (Not designated as hedging instruments, USD $)	9 Months Ended
Mar. 31, 2014
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (12,221,932)
Commodity derivative contracts | Unrealized loss on derivatives
Additional Disclosures about Derivative Instruments and Hedging Activities
Amount of Gain (Loss) Recognized in Income on Derivatives	$ (12,221,932)